PROPERTY, PLANT AND EQUIPMENT - Schedule of Valuation Metrics (Details)	12 Months Ended
	Dec. 31, 2024 yr	Dec. 31, 2025 USD ($) yr	Dec. 31, 2025 COP ($) yr	Dec. 31, 2025 BRL (R$) yr	Dec. 31, 2025 EUR (€) yr
North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,048	2,048	2,048	2,048	2,048
Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,052	2,052	2,052	2,052	2,052
Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,044	2,045	2,045	2,045	2,045
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,047	2,052	2,052	2,052	2,052
Brookfield Finance Australia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		2,056	2,056	2,056	2,056
Renewable Power | North America [Member] | Later Than One Year And Not Later Than Eleven Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		63.00%	63.00%	63.00%	63.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | $		$ 62
Estimates of Future Electricity Prices (weighted average) | $		$ 86
Renewable Power | North America [Member] | Later Than Eleven Years And Not Later Than Twenty Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		32.00%	32.00%	32.00%	32.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | $		$ 75
Estimates of Future Electricity Prices (weighted average) | $		$ 104
Renewable Power | Brazil | Later Than One Year And Not Later Than Eleven Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		78.00%	78.00%	78.00%	78.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$				R$ 334
Estimates of Future Electricity Prices (weighted average) | R$				R$ 371
Renewable Power | Brazil | Later Than Eleven Years And Not Later Than Twenty Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		32.00%	32.00%	32.00%	32.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$				R$ 403
Estimates of Future Electricity Prices (weighted average) | R$				R$ 467
Renewable Power | Colombia | Later Than One Year And Not Later Than Eleven Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		43.00%	43.00%	43.00%	43.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | $			$ 308
Estimates of Future Electricity Prices (weighted average) | $			$ 555
Renewable Power | Colombia | Later Than Eleven Years And Not Later Than Twenty Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		3.00%	3.00%	3.00%	3.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | $			$ 394
Estimates of Future Electricity Prices (weighted average) | $			$ 763
Renewable Power | Europe | Later Than One Year And Not Later Than Eleven Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		64.00%	64.00%	64.00%	64.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €					€ 66
Estimates of Future Electricity Prices (weighted average) | €					€ 56
Renewable Power | Europe | Later Than Eleven Years And Not Later Than Twenty Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		21.00%	21.00%	21.00%	21.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €					€ 83
Estimates of Future Electricity Prices (weighted average) | €					€ 68
Renewable Power | Australia | Later Than One Year And Not Later Than Eleven Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		53.00%	53.00%	53.00%	53.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €					€ 68
Estimates of Future Electricity Prices (weighted average) | €					€ 91
Renewable Power | Australia | Later Than Eleven Years And Not Later Than Twenty Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements		6.00%	6.00%	6.00%	6.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €					€ 73
Estimates of Future Electricity Prices (weighted average) | €					€ 129
Infrastructure | Top of range | Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint venture	25.00%
Property, plant and equipment [member] | Renewable Power | Colombia | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	730.00%	710.00%	710.00%	710.00%	710.00%
Property, plant and equipment [member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	430.00%	430.00%	430.00%	430.00%	430.00%
Property, plant and equipment [member] | Renewable Power | Top of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	510.00%	470.00%	470.00%	470.00%	470.00%
Property, plant and equipment [member] | Infrastructure | Discounted cash flow [member] | Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	16	15	15	15	15
Property, plant and equipment [member] | Infrastructure | Discounted cash flow [member] | Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	15.00%
Property, plant and equipment [member] | Infrastructure | Discounted cash flow [member] | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10	10	10	10
Discount rate		9.00%	9.00%	9.00%	9.00%
Property, plant and equipment [member] | Infrastructure | Bottom of range | Discounted cash flow [member] | Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10	10	10	10
Discount rate	8.00%	8.00%	8.00%	8.00%	8.00%
Property, plant and equipment [member] | Infrastructure | Bottom of range | Discounted cash flow [member] | Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	1
Terminal capitalization multiples	8
Property, plant and equipment [member] | Infrastructure | Bottom of range | Discounted cash flow [member] | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	10.00%
Terminal capitalization multiples	9	8	8	8	8
Property, plant and equipment [member] | Infrastructure | Top of range | Discounted cash flow [member] | Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		2	2	2	2
Terminal capitalization multiples		10	10	10	10
Property, plant and equipment [member] | Infrastructure | Top of range | Discounted cash flow [member] | Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	20	20	20	20	20
Discount rate	15.00%	16.00%	16.00%	16.00%	16.00%
Property, plant and equipment [member] | Infrastructure | Top of range | Discounted cash flow [member] | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	20
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Brazil | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	960.00%	950.00%	950.00%	950.00%	950.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Colombia | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	850.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Australia | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		7.30%	7.30%	7.30%	7.30%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	510.00%	5.00%	5.00%	5.00%	5.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	490.00%	500.00%	500.00%	500.00%	500.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	580.00%	5.70%	5.70%	5.70%	5.70%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	660.00%	720.00%	720.00%	720.00%	720.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power and Transition | Colombia | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		8.40%	8.40%	8.40%	8.40%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	720.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Brazil | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	1090.00%	1080.00%	1080.00%	1080.00%	1080.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Colombia | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	980.00%	960.00%	960.00%	960.00%	960.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Australia | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		7.30%	7.30%	7.30%	7.30%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	630.00%	620.00%	620.00%	620.00%	620.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		500.00%	500.00%	500.00%	500.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		700.00%	700.00%	700.00%	700.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		720.00%	720.00%	720.00%	720.00%